TAXATION ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
TAXATION ON INCOME
Schedule of loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss

	2024	2023	2022

Income/loss before income taxes	(1,604,907)	109,053	(6,916,737)

Tax calculated at enacted tax rate of 25% (2023: 25%, 2022: 23%)	401,227	(27,263)	1,590,850
Utilized tax losses and incentives	297,160	526,627	—
Effect of unrecognized deferred taxes and inflation adjustments	(698,268)	(533,830)	(1,560,550)
Other	(119)	34,466	(30,300)

Income tax credit/(expense)	—	—	—

Schedule of deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records

	Total temporary differences		Deferred income tax assets/(liabilities)
	2024	2023	2024	2023

Deferred income tax assets and liabilities:
Tax incentives	(3,996,060)	(3,190,290)	1,011,461	799,539
Property and equipment and intangible assets	(1,954,540)	(1,620,581)	487,061	402,547
Lease liabilities	(982,012)	(351,964)	245,875	88,301
Carry forward tax losses	(560,633)	(524,128)	168,190	148,076
Accrued expenses, contract liabilities and merchant advances	(628,035)	(648,355)	156,652	162,090
Employee benefit obligations	(585,151)	(485,526)	149,456	123,681
Trade receivables	(467,495)	(227,697)	121,827	56,927
Deferred income	(330,934)	(238,674)	85,006	61,336
Provision for license fee	(180,023)	—	45,006	—
Inventories	(158,245)	(244,598)	39,561	61,149
Legal provisions	(37,034)	(117,998)	9,258	29,499
Income accruals and contract assets	44,732	32,385	(11,183)	(8,097)
Prepaid expenses	62,244	64,879	(15,594)	(16,211)
Trade payables and payables to merchants	262,550	668,610	(65,638)	(167,152)
Right of use assets	1,255,489	713,484	(314,293)	(178,676)

Total			2,112,645	1,563,009
Non recoverable net deferred tax assets (-)			(2,112,645)	(1,563,009)
Deferred income tax assets, net			—	—

Schedule of expiration dates of tax losses which the Group has not recognised any deferred income tax asset

	2024	2023

2024	—	3,289
2025	2,877	5,654
2026	21,255	155,409
2027	72,576	181,896
2028	119,555	177,880
2029	344,370	—

Total	560,633	524,128